Business Acquisitions - Preliminary allocation of purchase price to fair value of assets acquired and liabilities assumed (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 28, 2012
Business Acquisition [Line Items]
Cash and short-term investments	$ 2,300
Receivables	9,144
Oil and natural gas properties and equipment	140,514
Other properties and equipment	67
Goodwill and other intangible assets	58,396
Other	676
Total assets acquired	211,097
Accounts payable and accrued liabilities	29,927
Deferred tax liability	24,700
Other liabilities	1,255
Total liabilities assumed	55,882
Estimated fair value of net assets acquired	$ 155,215